Leases - Disclosure of Depreciation Expenses for Right-of-use Assets by Class of Underlying Asset (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses for right-of-use assets	¥ 889	¥ 964
Building and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses for right-of-use assets	599	656
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses for right-of-use assets	229	242
Tools, furniture and fixtures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses for right-of-use assets	¥ 61	¥ 66